Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000234729 | Barclays Bank Versor MTN8076892
Holdings [Line Items]
Percent of Total Investments	16.00%
C000234729 | **GSXAT01C INDEX8076917
Holdings [Line Items]
Percent of Total Investments	0.50%
C000234729 | **JPQFMOW1 INDEX8076920
Holdings [Line Items]
Percent of Total Investments	0.10%
C000234729 | **BNPXDITU INDEX8076905
Holdings [Line Items]
Percent of Total Investments	0.00%
C000234729 | **MQIS311 INDEX8076927
Holdings [Line Items]
Percent of Total Investments	0.00%
C000234729 | GSG US Equity8076935
Holdings [Line Items]
Percent of Total Investments	0.00%
C000234729 | **BNPXDITU INDEX8076938
Holdings [Line Items]
Percent of Total Investments	0.00%
C000234729 | **DBTIDUS5 INDEX8076941
Holdings [Line Items]
Percent of Total Investments	0.00%
C000234729 | **DBVSCVP8 INDEX8076944
Holdings [Line Items]
Percent of Total Investments	0.00%
C000234729 | **JPQFMOW1 INDEX8076947
Holdings [Line Items]
Percent of Total Investments	0.00%
C000234730 | Barclays Bank Versor MTN8076892
Holdings [Line Items]
Percent of Total Investments	16.00%
C000234730 | **GSXAT01C INDEX8076917
Holdings [Line Items]
Percent of Total Investments	0.50%
C000234730 | **JPQFMOW1 INDEX8076920
Holdings [Line Items]
Percent of Total Investments	0.10%
C000234730 | **BNPXDITU INDEX8076905
Holdings [Line Items]
Percent of Total Investments	0.00%
C000234730 | **MQIS311 INDEX8076927
Holdings [Line Items]
Percent of Total Investments	0.00%
C000234730 | GSG US Equity8076935
Holdings [Line Items]
Percent of Total Investments	0.00%
C000234730 | **BNPXDITU INDEX8076938
Holdings [Line Items]
Percent of Total Investments	0.00%
C000234730 | **DBTIDUS5 INDEX8076941
Holdings [Line Items]
Percent of Total Investments	0.00%
C000234730 | **DBVSCVP8 INDEX8076944
Holdings [Line Items]
Percent of Total Investments	0.00%
C000234730 | **JPQFMOW1 INDEX8076947
Holdings [Line Items]
Percent of Total Investments	0.00%
C000234544 | Tencent Holdings8077165
Holdings [Line Items]
Percent of Total Investments	4.90%
C000234544 | Meta Platforms8077079
Holdings [Line Items]
Percent of Total Investments	4.10%
C000234544 | Apple8076996
Holdings [Line Items]
Percent of Total Investments	4.00%
C000234544 | ServiceNow8077105
Holdings [Line Items]
Percent of Total Investments	3.60%
C000234544 | Microsoft8077082
Holdings [Line Items]
Percent of Total Investments	3.50%
C000234544 | Amazon.com8076991
Holdings [Line Items]
Percent of Total Investments	3.50%
C000234544 | NVIDIA8077096
Holdings [Line Items]
Percent of Total Investments	3.50%
C000234544 | Regeneron Pharmaceuticals8077104
Holdings [Line Items]
Percent of Total Investments	2.90%
C000234544 | PDD Holdings8077185
Holdings [Line Items]
Percent of Total Investments	2.50%
C000234544 | Barrick Gold8076999
Holdings [Line Items]
Percent of Total Investments	2.20%
C000234543 | Tencent Holdings8077165
Holdings [Line Items]
Percent of Total Investments	4.90%
C000234543 | Meta Platforms8077079
Holdings [Line Items]
Percent of Total Investments	4.10%
C000234543 | Apple8076996
Holdings [Line Items]
Percent of Total Investments	4.00%
C000234543 | ServiceNow8077105
Holdings [Line Items]
Percent of Total Investments	3.60%
C000234543 | Microsoft8077082
Holdings [Line Items]
Percent of Total Investments	3.50%
C000234543 | Amazon.com8076991
Holdings [Line Items]
Percent of Total Investments	3.50%
C000234543 | NVIDIA8077096
Holdings [Line Items]
Percent of Total Investments	3.50%
C000234543 | Regeneron Pharmaceuticals8077104
Holdings [Line Items]
Percent of Total Investments	2.90%
C000234543 | PDD Holdings8077185
Holdings [Line Items]
Percent of Total Investments	2.50%
C000234543 | Barrick Gold8076999
Holdings [Line Items]
Percent of Total Investments	2.20%